Segment Information - Schedule of Significant Expense Categories and Consolidated Net Loss Details (Details) - USD ($)		3 Months Ended				12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Research and development:
GEM-AKI, GEM-CKD and GEM-PSI clinical study expenses		$ 470,578		$ 333,225		$ 1,681,731		$ 209,702
Manufacturing expenses						390,022		697,429
Other program expenses	[1]					77,679		2,190,493
Other expenses		23,613	[2]	89,015	[2]	172,369	[3]	282,948	[3]
Personnel expenses (including stock-based compensation)		364,639		295,342		1,227,195		765,330
General and administrative		1,236,157		1,184,556		4,426,113		4,510,762
Change in fair value of warrant liability		(1,417)		(68,427)		(81,441)		(8,328,937)
Other (expense) income, net		(42,485)	[4]	847,722	[4]	7,144,868	[5]	(207,473)	[5]
Net loss		$ (2,051,085)		$ (2,681,433)		$ (15,038,536)		$ (120,254)

[1]	Other program expenses include pre-clinical costs and clinical preparation costs primarily for our Product Candidates.
[2]	Other research and development expenses primarily consist of facilities charges, third party consultant costs, costs related to other product candidates, and other unallocated costs.
[3]	Other research and development expenses primarily consist of facilities charges, third party consultant costs, costs related to other product candidates, and other unallocated costs.
[4]	Clinical trial related settlement expenses with A-IR Clinical Research Ltd., foreign currency transaction gains and losses and interest income from our cash balances in savings accounts.
[5]	LifeSci Capital LLC judgment expense, reimbursement of costs, clinical trial related settlement expenses with A-IR Clinical Research Ltd., expense in connection with the deferred underwriting commissions, foreign currency transaction gains and losses and interest income from our cash balances in savings accounts.